Convertible Redeemable Preferred Shares	12 Months Ended
Dec. 31, 2023
Convertible Redeemable Preferred Shares [Abstract]
CONVERTIBLE REDEEMABLE PREFERRED SHARES

8. CONVERTIBLE REDEEMABLE PREFERRED SHARES

On May 11, 2022, the Company closed an issuance of 15,750 Series A Convertible Redeemable Preferred Shares (“Preferred Shares”) to a third party, at a per share price of $190.4762. The Company raised $3,000,000 from the issuance of Preferred Shares. The Series A Convertible Redeemable Preferred Shares were converted into 582,924 Class B Ordinary Shares on August 18, 2023, when the Company’s Class B Ordinary Shares commenced trading on NASDAQ.

The following table summarized the roll-forward of the carrying amount of the convertible redeemable preferred shares for the year ended December 31, 2023 and 2022:

Series A Convertible Redeemable Preferred Shares
Balance as of December 31, 2021	$—
Issuance of preferred shares in exchange of cash	3,000,000
Accretion of preferred shares	135,781
Balance as of December 31, 2022	$3,135,781
Accretion of preferred shares	160,000
Conversion into Class B Ordinary Shares	(3,295,781)
Balance as of December 31, 2023	$—

The key terms of the Preferred Shares are as follows:

Conversion

The holder of Preferred Share shall have the right, at such holder’s sole discretion, to convert all or any portion of the preferred shares into ordinary shares on a one-for-one basis at any time. The conversion price is subject to adjustments in the events of i) share splits and combinations, ii) ordinary share dividends and distributions, iii) reorganizations, mergers, consolidations, reclassifications, exchanges, substitutions, and iv) other dividends.

Redemption

The holder of Preferred Shares shall have the right to redeem if the Qualified IPO has not been consummated by the 24th month from the closing of issuance of the Preferred Shares. A Qualified IPO is defined as a firm commitment underwritten public offering of the ordinary shares of the Company on the New York Stock Exchange, NASDAQ, Hong Kong Stock Exchange, Shanghai Stock Exchange, Shenzhen Stock Exchange or other internationally accepted stock exchange approved by the Sole Director, or a merger with a SPAC as a means of going public.

Liquidation preference

In the event of any liquidation, including deemed liquidation event, dissolution or winding up of the Company, either voluntary or involuntary, the holder of Preferred Shares shall firstly be entitled to receive, on a pari passu basis, for each outstanding Preferred Shares held, the higher of the following two amounts: (1) an amount equal to 100% of the Preferred Shares Issue Price, plus (a) an annual simple interest of eight percent (8%) accrued on the Preferred Shares Issue Price (calculated commencing from the date of the Closing until the date when such Liquidation Event completes, and calculated on a pro-rata basis in the case of a partial year, on a basis of 365 days a year) and (b) all declared but unpaid dividends, or (2) the amount of the assets and funds of the Company that the holder of Preferred Shares are entitled to receive based on their shareholding percentage of the Company upon the conversion of Preferred Shares into Ordinary Shares.

A deemed liquidation event shall include 1) any merger, consolidation, amalgamation, scheme of arrangement or share sale involving the Company with or into any other Person or other reorganization in which more than fifty percent (50%) of the Company’s voting power immediately after such consolidation, merger, amalgamation, scheme of arrangement or reorganization, or any transaction or series of related transactions to which the Company is a party in which in excess of fifty percent (50%) of the Company’s voting power, is transferred, 2) a sale, transfer, lease or other disposition of all or substantially all of the assets of the Company (or any series of related transactions resulting in such sale, transfer, lease or other disposition of all or substantially all of the assets of the Company), and 3) a sale, transfer, exclusive licensing or other disposition of all or substantially all of the Company’s Intellectual Property to a third party (other than the software license during the ordinary course of business).

Voting rights

The holders of all convertible redeemable preferred shares and ordinary shares shall vote together based on their shareholding ratio.

Accounting for the Convertible Redeemable Preferred Shares

The Company has classified the convertible redeemable preferred shares as mezzanine equity as these preferred shares are contingently redeemable upon the occurrence of an event not solely within the control of the Company. The issuance of the convertible redeemable preferred shares is recognized at issuance price at the date of issuance net of issuance costs. The Company did not incur issuance cost in relation to the issuance of preferred shares. In addition, the Company accretes changes in the redemption value of the convertible redeemable preferred shares based on the issuance price plus a pre-determined annualized return set forth in the agreement. The change in redemption value is recorded against retained earnings, or in the absence of retained earnings, against additional paid-in capital. Once additional paid-in capital has been exhausted, additional charges are recorded by increasing the accumulated deficit.

The Company has determined that there was no embedded derivative to be bifurcated and no beneficial conversion feature attributable to all of series preferred shares because the initial effective conversion price of these preferred shares were higher than the fair value of the Company’s common shares at the commitment date.